3. Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

The Company has property and equipment as follows as of September 30, 2019 and December 31, 2018:

	September 30, 2019	December 31, 2018
Furniture and Equipment	$19,419	$12,385
Computer Equipment	144,643	138,883
Leasehold Improvements	14,182	–
Software	15,737	15,737
Property and Equipment, Gross	193,981	167,005
Less Accumulated Depreciation	(119,594)	(91,371)
Property and Equipment, Net	$74,387	$75,634

The Company has property and equipment as follows as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017

Furniture and Equipment	$12,385	$12,385
Computer Equipment	138,883	117,256
Leasehold Improvements	–	176,903
Software	15,737	15,737
Property and Equipment, Gross	167,005	322,281
Less Accumulated Depreciation	(91,371)	(227,615)
Property and Equipment, Net	$75,634	$94,666